UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Takanao Tsuiki
Title:  Manager, Investment Administration Department
Phone:  81-3-5215-9222

Signature,  Place,  and  Date  of  Signing:

/s/ Takanao Tsuiki                 Tokyo, Japan                       5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              56

Form 13F Information Table Value Total:  $    1,391,343
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM              88579Y101    1,712    16,100 SH       DEFINED                16,100      0    0
AMAZON COM INC               COM              023135106      640     2,400 SH       DEFINED                 2,400      0    0
APPLE INC                    COM              037833100    4,515    10,200 SH       DEFINED                10,200      0    0
AT&T INC                     COM              00206R102      521    14,200 SH       DEFINED                14,200      0    0
AUTOMATIC DATA PROCESSING IN COM              053015103    1,099    16,900 SH       DEFINED                16,900      0    0
AUTOZONE INC                 COM              053332102    3,254     8,200 SH       DEFINED                 8,200      0    0
BECTON DICKINSON & CO        COM              075887109    2,792    29,200 SH       DEFINED                29,200      0    0
CAMERON INTERNATIONAL CORP   COM              13342B105    1,408    21,600 SH       DEFINED                21,600      0    0
CHEVRON CORP NEW             COM              166764100    2,828    23,800 SH       DEFINED                23,800      0    0
COCA COLA CO                 COM              191216100    2,815    69,600 SH       DEFINED                69,600      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102      690     9,000 SH       DEFINED                 9,000      0    0
DISNEY WALT CO               COM DISNEY       254687106    2,175    38,300 SH       DEFINED                38,300      0    0
DOLLAR GEN CORP NEW          COM              256677105    1,467    29,000 SH       DEFINED                29,000      0    0
DU PONT E I DE NEMOURS & CO  COM              263534109    1,622    33,000 SH       DEFINED                33,000      0    0
E M C CORP MASS              COM              268648102    1,911    80,000 SH       DEFINED                80,000      0    0
EATON CORP PLC               SHS              G29183103    1,256    20,500 SH       DEFINED                20,500      0    0
EMERSON ELEC CO              COM              291011104    1,939    34,700 SH       DEFINED                34,700      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108    2,939    51,000 SH       DEFINED                51,000      0    0
EXXON MOBIL CORP             COM              30231G102    2,847    31,600 SH       DEFINED                31,600      0    0
FRANKLIN RES INC             COM              354613101    1,448     9,600 SH       DEFINED                 9,600      0    0
GENERAL ELECTRIC CO          COM              369604103      869    37,600 SH       DEFINED                37,600      0    0
GENERAL MLS INC              COM              370334104    1,834    37,200 SH       DEFINED                37,200      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104    2,060    14,000 SH       DEFINED                14,000      0    0
INTERNATIONAL BUSINESS MACHS COM              459200101    4,053    19,000 SH       DEFINED                19,000      0    0
INTUIT                       COM              461202103    2,791    42,500 SH       DEFINED                42,500      0    0
ISHARES INC                  MSCI BRAZIL CAPP 464286400   41,077   754,000 SH       SOLE                  754,000      0    0
ISHARES INC                  MSCI MALAYSIA    464286830   68,776 4,594,300 SH       SOLE                4,594,300      0    0
ISHARES INC                  MSCI THAI CAPPED 464286624   83,046   911,600 SH       SOLE                  911,600      0    0
ISHARES TR                   IBOXX INV CPBD   464287242  183,135 1,527,400 SH       SOLE                1,527,400      0    0
ISHARES TR                   INDONE INVS MRKT 46429B309   77,577 2,226,680 SH       SOLE                2,226,680      0    0
ISHARES TR                   RUSSELL 1000     464287622   69,419   796,000 SH       SOLE                  796,000      0    0
ISHARES TR                   CORE S&P500 ETF  464287200  254,699 1,618,577 SH       SOLE                1,618,577      0    0
JOHNSON & JOHNSON            COM              478160104    2,601    31,900 SH       DEFINED                31,900      0    0
JPMORGAN CHASE & CO          COM              46625H100    2,425    51,100 SH       DEFINED                51,100      0    0
MASTERCARD INC               CL A             57636Q104    2,543     4,700 SH       DEFINED                 4,700      0    0
MCDONALDS CORP               COM              580135101      837     8,400 SH       DEFINED                 8,400      0    0
MERCK & CO INC NEW           COM              58933Y105    2,117    47,900 SH       DEFINED                47,900      0    0
MICROSOFT CORP               COM              594918104    2,569    89,800 SH       DEFINED                89,800      0    0
NIKE INC                     CL B             654106103    3,688    62,500 SH       DEFINED                62,500      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT       H5833N103    1,324    34,700 SH       DEFINED                34,700      0    0
NORFOLK SOUTHERN CORP        COM              655844108    2,759    35,800 SH       DEFINED                35,800      0    0
PEPSICO INC                  COM              713448108    2,081    26,300 SH       DEFINED                26,300      0    0
PHILIP MORRIS INTL INC       COM              718172109    2,448    26,400 SH       DEFINED                26,400      0    0
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104   36,140   524,000 SH       SOLE                  524,000      0    0
PRAXAIR INC                  COM              74005P104      993     8,900 SH       DEFINED                 8,900      0    0
PROCTER & GAMBLE CO          COM              742718109    1,842    23,900 SH       DEFINED                23,900      0    0
QUALCOMM INC                 COM              747525103    2,878    43,000 SH       DEFINED                43,000      0    0
SCHLUMBERGER LTD             COM              806857108    2,015    26,900 SH       DEFINED                26,900      0    0
SELECT SECTOR SPDR TR        SBI INT-UTILS    81369Y886    3,726    95,300 SH       DEFINED                95,300      0    0
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109  171,094 1,177,365 SH       SOLE                1,177,365      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  309,553 1,975,832 SH       SOLE                1,975,832      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102    1,270    16,600 SH       DEFINED                16,600      0    0
TRAVELERS COMPANIES INC      COM              89417E109    3,275    38,900 SH       DEFINED                38,900      0    0
UNITED TECHNOLOGIES CORP     COM              913017109    1,682    18,000 SH       DEFINED                18,000      0    0
VERIZON COMMUNICATIONS INC   COM              92343V104      570    11,600 SH       DEFINED                11,600      0    0
WELLS FARGO & CO NEW         COM              949746101    1,702    46,000 SH       DEFINED                46,000      0    0